Trade and other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other Payables
Summary of trade and other payables

Trade and other payables are as follows:

In € thousand	12/31/2021	12/31/2020
Trade payables	2,906	—
Non-current trade and other payables	2,906	—
Trade payables	14,936	4,854
Accruals for outstanding invoices	20,399	6,238
Current trade and other payables	35,335	11,092
Total trade and other payables	38,241	11,092